Note 6 - Net Sales - Reconciliation Between Gross Sales and Net Sales (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Gross sales and/or services	R$ 76,286.6	R$ 73,628.9	R$ 72,411.0
Excise duty	(15,836.7)	(15,876.6)	(16,192.9)
Discounts	(7,850.2)	(7,521.0)	(8,318.8)
Total	R$ 52,599.7	R$ 50,231.3	R$ 47,899.3